Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	$ 2,090,120,158	$ 1,946,567,225
Liabilities	1,577,891,283	1,479,769,834
Equity attributable to the owners of the Bank	512,144,187	466,723,603
Equity attributable to non-controlling interests	84,688	73,788
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	2,057,551,576	1,916,488,700
Liabilities	1,545,407,389	1,449,765,097
Equity attributable to the owners of the Bank	512,144,187	466,723,603
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	16,056,324	17,819,385
Liabilities	11,096,822	12,034,621
Equity attributable to the owners of the Bank	4,959,502	5,784,764
Macro Securities SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	33,920,825	29,383,987
Liabilities	23,422,991	22,812,220
Equity attributable to the owners of the Bank	9,991,335	6,236,163
Equity attributable to non-controlling interests	506,499	335,604
Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	197,691	238,359
Liabilities	4,926	5,591
Equity attributable to the owners of the Bank	192,765	232,768
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	2,534,924	2,307,368
Liabilities	1,598,066	1,353,194
Equity attributable to the owners of the Bank	936,858	954,174
Fintech SGR [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	5,311,270	2,717,603
Liabilities	5,198,348	2,627,811
Equity attributable to the owners of the Bank	112,922	89,792
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	(25,452,452)	(22,388,177)
Liabilities	(8,837,259)	(8,828,700)
Equity attributable to the owners of the Bank	(16,193,382)	(13,297,661)
Equity attributable to non-controlling interests	$ (421,811)	$ (261,816)